Employee Benefit Plans (Details 6) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Pension plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	$ (45,385)	$ (39,145)
1% decrease	57,745	49,361
Pension plans [Member] | Future salary growth [Member]
Disclosure of defined benefit plans [line items]
1% increase	9,856	7,572
1% decrease	(8,874)	(6,919)
Other post-employment benefit plans [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
1% increase	(2,751)	(2,471)
1% decrease	3,576	3,224
Other post-employment benefit plans [Member] | Medical and dental trend rates [Member]
Disclosure of defined benefit plans [line items]
1% increase	2,018	1,703
1% decrease	$ (1,531)	$ (1,280)